Financial Instruments And Risk Management - Risk Management (Details) CAD in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 CAD	Dec. 31, 2016 CAD	Dec. 31, 2017 USD ($) $ / bbl	Dec. 31, 2017 CAD $ / bbl	Dec. 31, 2015 CAD
Risk Management Strategy Related to Hedge Accounting
Forward starting swaps		CAD 1,610.0		CAD 1,052.0
Weighted average interest rate on total debt		5.70%	5.50%	5.50%
Cash and cash equivalents		CAD 3,016.0		CAD 2,672.0	CAD 4,049.0
Total credit facilities				8,224.0
Total unutilized credit facilities				CAD 4,721.0
Commodity Price Risk
Risk Management Strategy Related to Hedge Accounting
Increase in price per barrel of crude oil | $ / bbl			10.00	10.00
Decrease in pre tax earnings for the company's outstanding derivative financial instruments	CAD 196.0	112.0
Foreign Currency Exchange Risk
Risk Management Strategy Related to Hedge Accounting
Strengthening in the Cdn$ relative to the US$	1.00%
Gains (losses) on change in value of foreign currency basis spreads, net of tax	CAD 142.0	129.0
Liquidity Risk
Risk Management Strategy Related to Hedge Accounting
Cash and cash equivalents				CAD 2,700.0
Total credit facilities				8,200.0
Total unutilized credit facilities				4,700.0
Unused capacity under a Canadian debt shelf prospectus				CAD 2,000.0
Unused capacity under Canadian and U.S. universal shelf prospectus | $			$ 2,250
Variable interest rates | Interest Rate Risk
Risk Management Strategy Related to Hedge Accounting
Increase in interest rates	1.00%
Increase in pre-tax earnings from increase in interest rates	CAD 6.0	CAD 17.0
Proportion of floating interest rate exposure	14.90%	7.80%
Weighted average | Fixed interest rates | Interest Rate Risk
Risk Management Strategy Related to Hedge Accounting
Weighted average interest rate on total debt		6.20%	5.70%	5.70%